UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Taxable Municipal Managed Duration Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: December 1, 2017 – February 28, 2018

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 0.1%
Energy - 0.1%
SandRidge Energy, Inc.*	9,731	$ 136,818
Approach Resources, Inc.*,11	22,643	65,891
Total Energy		202,709
Technology - 0.0%
Aspect Software Parent,
Inc.*,†††,1,2	6,275	30,812
Aspect Software Parent,
Inc.*,†††,1,2	2,541	12,476
Total Technology		43,288
Consumer, Non - cyclical - 0.0%
Targus Group International
Equity, Inc.*,†††,1,2	17,838	43,063
Communications - 0. 0%
Cengage Learning Acquisitions,
Inc.*,††	3,457	19,878
Total Common Stocks
(Cost $455,886)		308,938

	Face
	Amount
MUNICIPAL BONDS†† - 109.4%
California - 22.8%
Los Angeles Department of
Water & Power Power System
Revenue Revenue Bonds, Build
America Bonds[10]
7.00% due 07/01/41	$20,000,000	22,243,900
Santa Ana Unified School
District, California, General
Obligation Bonds, Federal
Taxable Build America Bonds[10]
7.10% due 08/01/40	7,755,000	10,145,867
6.80% due 08/01/30	2,245,000	2,709,535
Oakland Unified School District,
County of Alameda, California,
Taxable General Obligation
Bonds, Election of 2006,
Qualified School Construction
Bonds, Series 2012B
6.87% due 08/01/33[11]	10,000,000	11,344,800
California, General Obligation
Bonds, Various Purpose,
Taxable Build America Bonds[10]
7.70% due 11/01/30*,11	10,000,000	11,297,000
Long Beach Unified School
District, California, Qualified
School Construction Bonds,
Federally Taxable, Election of
2008, General Obligation Bonds
5.91% due 08/01/25	7,500,000	8,461,050
Riverside Community College
District General Obligation
Unlimited
7.02% due 08/01/40[11]	5,000,000	5,516,050
Metropolitan Water District,
Southern California, Water
Revenue Bonds, 2010
Authorization, Taxable Build
America Bonds[10]
6.94% due 07/01/40	5,000,000	5,469,100

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
California - 22.8%
(continued)
Sonoma Valley Unified School
District General Obligation
Unlimited
7.12% due 08/01/28[11]	$3,330,000	$3,669,227
California Housing Finance
Agency Revenue Bonds
3.65% due 02/01/29	3,000,000	2,971,530
Culver City Redevelopment
Agency, California, Taxable Tax
Allocation Bonds, Culver City
Redevelopment Project
8.00% due 11/01/20	1,570,000	1,625,044
Monrovia Unified School
District, Los Angeles County,
California, Election of 2006
General Obligation Bonds, Build
America Bonds, Federally
Taxable[10]
7.25% due 08/01/28[11]	1,025,000	1,233,813
Placentia-Yorba Linda Unified
School District (Orange County,
California), General Obligation
Bonds, Federally Taxable Direct-
Pay Qualified School
Construction Bonds, Election of
2008
5.40% due 02/01/26[11]	1,000,000	1,101,590
Cypress Elementary School
District (Orange County,
California), General Obligation
Bonds, Direct Pay Qualified
School Construction Bonds,
2008 Election
6.65% due 08/01/25[11]	660,000	730,000
6.05% due 08/01/21[11]	340,000	357,292
Alhambra Unified School
District General Obligation
Unlimited
6.70% due 02/01/26[11]	500,000	583,470
California State University
Revenue Bonds
3.89% due 11/01/47	500,000	495,480
Riverside County
Redevelopment Successor
Agency Tax Allocation
3.87% due 10/01/37	250,000	239,275
Total California		90,194,023
Washington - 10.1%
Washington State University,
Housing and Dining System
Revenue Bonds, Taxable Build
America Bonds[10]
7.39% due 04/01/41[11]	6,675,000	9,266,569
7.09% due 04/01/32	3,325,000	4,241,004
Public Hospital District No. 1,
King County, Washington, Valley
Medical Center, Hospital
Facilities Revenue Bonds
8.00% due 06/15/40[11]	5,800,000	6,268,524

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
Washington - 10.1%
(continued)
Washington State Convention
Center Public Facilities District,
Lodging Tax Bonds, Taxable
Build America Bonds[10]
6.79% due 07/01/40	$5,000,000	$6,234,100
Central Washington University,
System Revenue Bonds, 2010,
Taxable Build America Bonds[10]
6.50% due 05/01/30[11]	5,000,000	6,000,300
City of Anacortes Washington
Utility System Revenue
Revenue Bonds
6.47% due 12/01/30[11]	5,000,000	5,347,850
City of Auburn Washington
Utility System Revenue
Revenue Bonds
6.39% due 12/01/30[11]	2,000,000	2,152,720
Port of Seattle Washington
Revenue Bonds
3.75% due 05/01/36	300,000	295,326
Total Washington		39,806,393
Illinois - 9.5%
Northern Illinois University,
Auxiliary Facilities System
Revenue Bonds, Build America
Program, Taxable[10]
8.14% due 04/01/41	5,000,000	5,408,550
7.94% due 04/01/35[11]	4,500,000	4,882,140
Chicago, Illinois, Second Lien
Wastewater Transmission
Revenue Project Bonds, Taxable
Build America Bonds[10]
6.90% due 01/01/40[11]	5,100,000	6,540,036
Illinois, General Obligation
Bonds, Taxable Build America
Bonds[10]
7.35% due 07/01/35	5,000,000	5,484,900
Chicago, Illinois, Board of
Education, Unlimited Tax
General Obligation Bonds,
Dedicated Revenues, Taxable
Build America Bonds[10]
6.51% due 12/01/40[11]	5,000,000	4,732,400
Chicago, Illinois, Second Lien
Water Revenue Bonds, Taxable
Build America Bonds[10]
6.74% due 11/01/40	2,990,000	3,794,190
Southwestern Illinois
Development Authority
Revenue Bonds
7.23% due 10/15/35[11]	3,000,000	3,228,750
Southwestern Illinois,
Development Authority, Taxable
Local Government, Program
Revenue Bonds, Flood
Prevention District Project,
Build America Bonds[10]
7.03% due 04/15/32[11]	2,000,000	2,144,540

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
Illinois - 9.5%
(continued)
State of Illinois General
Obligation Unlimited
6.63% due 02/01/35	$930,000	$984,321
6.72% due 04/01/35	200,000	210,148
Chicago Board of Education
General Obligation Unlimited,
Build America Bonds[10]
6.13% due 12/01/39[11]	195,000	180,818
Total Illinois		37,590,793
New Jersey - 6.3%
New Jersey Turnpike Authority
Revenue Bonds, Build America
Bonds[10]
7.10% due 01/01/41	10,000,000	14,219,100
Camden County Improvement
Authority Revenue Bonds, Build
America Bonds[10]
7.74% due 07/01/34[11]	8,000,000	8,643,680
7.84% due 07/01/35[11]	2,000,000	2,161,960
Total New Jersey		25,024,740
Pennsylvania - 6.3%
School District of Philadelphia,
Pennsylvania, General
Obligation Bonds, Series
2011A, Qualified School
Construction Bonds - (Federally
Taxable - Direct Subsidy)
5.99% due 09/01/30[11]	10,330,000	11,479,212
Pittsburgh, Pennsylvania,
School District, Taxable
Qualified School Construction
Bonds
6.85% due 09/01/29[11]	6,870,000	8,216,108
Lebanon Authority,
Pennsylvania, Sewer Revenue
Bonds, Taxable Build America
Bonds[10]
7.14% due 12/15/35[11]	4,865,000	5,140,943
Total Pennsylvania		24,836,263
New York - 6.2%
Westchester County Health
Care Corporation, Revenue
Bonds, Taxable Build America
Bonds[10]
8.57% due 11/01/40[11]	10,000,000	12,689,400
Metropolitan Transportation
Authority, New York,
Transportation Revenue Bonds,
Taxable Build America Bonds[10]
6.54% due 11/15/31	5,000,000	6,302,050
7.13% due 11/15/30	5,000,000	5,549,600
Total New York		24,541,050
Texas - 6.1%
Dallas, Texas, Convention
Center Hotel Development
Corporation, Hotel Revenue
Bonds, Taxable Build America
Bonds[10]
7.08% due 01/01/42[11]	10,000,000	13,135,500

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
Texas - 6.1%
(continued)
El Paso, Texas, Combination Tax
and Revenue Certification of
Obligation, Taxable Build
America Bonds[10]
6.70% due 08/15/36[11]	$10,000,000	$10,874,400
Total Texas		24,009,900
Indiana - 5.9%
Noblesville Multi-School
Building Corporation, Hamilton
County, Indiana, Taxable
Unlimited Ad Valorem Property
Tax First Mortgage Bonds, Build
America Bonds[10]
6.50% due 07/15/30	10,000,000	11,112,000
Evansville-Vanderburgh School
Building Corp. Revenue Bonds,
Build America Bonds[10]
6.50% due 01/15/30[11]	8,690,000	9,360,260
County of Knox Indiana
Revenue Bonds
5.90% due 04/01/34[11]	2,920,000	2,968,764
Total Indiana		23,441,024
Michigan - 5.9%
Detroit City School District
General Obligation Unlimited,
Build America Bonds[10]
6.84% due 05/01/40[11]	5,000,000	5,278,100
7.74% due 05/01/39[11]	2,640,000	3,702,653
Whitehall District Schools,
Muskegon County, Michigan,
2010 School Building and Site
Bonds, General Obligation,
Unlimited Tax Bonds, Taxable
Qualified School Construction
Bonds
6.10% due 05/01/26[11]	2,500,000	2,673,475
6.50% due 05/01/29[11]	2,000,000	2,142,060
Fraser Public School District,
Macomb County, Michigan,
General Obligation Federally
Taxable School Construction
Bonds, 2011 School Building
and Site Bonds
6.05% due 05/01/26[11]	3,000,000	3,256,890
Detroit, Michigan, School
District, School Building and
Site Bonds, Unlimited Tax
General Obligation Bonds,
Taxable Qualified School
Construction Bonds
6.64% due 05/01/29[11]	2,640,000	3,132,703
City of Detroit Michigan Water
Supply System Revenue
Revenue Bonds
5.00% due 07/01/41	1,555,000	1,651,799
Oakridge, Michigan, Public
Schools, Unlimited Tax General
Obligation Bonds
6.75% due 05/01/26[11]	1,000,000	1,054,230

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
Michigan - 5.9%
(continued)
Comstock Park Public Schools
General Obligation Unlimited
6.30% due 05/01/26[11]	$415,000	$454,421
Total Michigan		23,346,331
Florida - 4.1%
County of Miami-Dade Florida
Transit System Revenue Bonds,
Build America Bonds[10]
6.91% due 07/01/39[11]	10,000,000	10,568,300
Orlando, Florida, Community
Redevelopment Agency,
Taxable Tax Increment Revenue
Build America Bonds[10]
7.78% due 09/01/40[11]	5,000,000	5,626,300
Total Florida		16,194,600
West Virginia - 3.4%
State of West Virginia, Higher
Education Policy Commission,
Revenue Bonds, Federally
Taxable Build America Bonds
2010[10]
7.65% due 04/01/40[11]	10,000,000	13,531,000
Ohio - 3.2%
American Municipal Power, Inc.,
Combined Hydroelectric
Projects Revenue Bonds, New
Clean Renewable Energy Bonds
7.33% due 02/15/28[11]	5,000,000	6,275,050
Madison Local School District,
Richland County, Ohio, School
Improvement, Taxable Qualified
School Construction Bonds
6.65% due 12/01/29[11]	2,500,000	2,704,725
Cuyahoga County, Ohio,
Hospital Revenue Bonds, The
Metrohealth System, Build
America Bonds, Taxable[10]
8.22% due 02/15/40[11]	1,950,000	2,424,669
Toronto City School District,
Ohio, Qualified School
Construction Bonds General
Obligation Bonds
7.00% due 12/01/28	1,230,000	1,272,349
Total Ohio		12,676,793
Colorado - 2.9%
Colorado, Building Excellent
Schools Today, Certificates of
Participation, Taxable Build
America Bonds[10]
7.01% due 03/15/31[11]	7,500,000	8,335,875

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
Colorado - 2.9%
(continued)
Colorado, Building Excellent
Schools Today, Certificates of
Participation, Taxable Qualified
School Construction
6.81% due 03/15/28[11]	$2,500,000	$3,103,600
Total Colorado		11,439,475
Vermont - 2.6%
Vermont State Colleges,
Revenue Bonds, Taxable Build
America Bonds[10]
7.21% due 07/01/40[11]	7,500,000	8,199,975
6.10% due 07/01/25[11]	2,155,000	2,302,488
Total Vermont		10,502,463
Alabama - 2.6%
Alabama State University,
General Tuition and Fee
Revenue Bonds, Taxable Direct-
Pay Build America Bonds[10]
7.20% due 09/01/38[11]	5,000,000	5,216,600
7.10% due 09/01/35[11]	3,000,000	3,133,770
7.25% due 09/01/40[11]	2,000,000	2,085,220
Total Alabama		10,435,590
Nevada - 2.5%
Nevada System of Higher
Education University, Revenue
Bonds, Build America Bonds[10]
7.90% due 07/01/40	5,050,000	5,646,910
7.60% due 07/01/30	1,500,000	1,667,190
Clark County, Nevada, Airport
Revenue Bonds, Build America
Bonds[10]
6.88% due 07/01/42[11]	1,425,000	1,510,586
Las Vegas Valley Water District,
Nevada, Limited Tax General
Obligation Water Bonds,
Taxable Build America Bonds[10]
7.10% due 06/01/39[11]	1,200,000	1,268,304
Total Nevada		10,092,990
Louisiana - 2.4%
Orleans Parish, School Board of
the Parish of Orleans, Louisiana
4.40% due 02/01/21[11]	8,000,000	8,269,920
Tangipahoa Parish Hospital
Service District No. 1, Louisiana,
Taxable Hospital Revenue
Bonds, North Oaks Health
System Project, Build America
Bonds[10]
7.20% due 02/01/42[11]	1,055,000	1,101,420
Total Louisiana		9,371,340
Mississippi - 1.9%
Medical Center Educational
Building Corporation, Taxable
Build America Bonds, University
of Mississippi Medical Center
Facilities Expansion and
Renovation Project[10]
6.84% due 06/01/35[11]	5,000,000	5,387,000

	Face
	Amount	Value
MUNICIPAL BONDS†† - 109.4% (continued)
Mississippi - 1.9%
(continued)
Mississippi, Hospital Equipment
and Facilities Authority, Taxable
Build America Revenue Bonds,
Forrest County General Hospital
Project[10]
7.26% due 01/01/32	$1,000,000	$1,057,760
7.39% due 01/01/40[11]	905,000	950,983
Total Mississippi		7,395,743
South Carolina - 1.6%
County of Horry South Carolina
Airport Revenue Revenue
Bonds, Build America Bonds[10]
7.32% due 07/01/40[11]	5,000,000	6,218,200
Georgia - 1.4%
Georgia Municipal Association,
Inc., Certificates of
Participation, DeKalb County
Public Schools Project
5.21% due 12/01/22[11]	5,000,000	5,412,700
South Dakota - 0.9%
City of Pierre South Dakota
Electric Revenue Revenue
Bonds
7.50% due 12/15/40	3,490,000	3,601,575
Puerto Rico - 0.8%
Puerto Rico Electric Power
Authority Revenue Bonds
5.25% due 07/01/32	1,000,000	938,680
1.65% (3 Month USD LIBOR +
0.52%) due 07/01/29[3]	1,000,000	857,500
Puerto Rico Highway &
Transportation Authority
Revenue Bonds
5.25% due 07/01/36	1,300,000	1,410,305
Total Puerto Rico		3,206,485
District of Columbia -
0.0%
Washington Convention &
Sports Authority Revenue Bonds
4.31% due 10/01/40	100,000	101,155
Total Municipal Bonds
(Cost $378,578,662)		432,970,626
CORPORATE BONDS†† - 7.2%
Financial - 1.9%
Central Storage Safety Project
Trust
4.82% due 02/01/38[4]	7,000,000	7,274,203
FBM Finance, Inc.
8.25% due 08/15/21[4]	150,000	158,250
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.25% due 08/15/24[4]	125,000	126,250

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 7.2% (continued)
Financial - 1.9%
(continued)
Camp Pendleton & Quantico
Housing LLC
5.93% due 10/01/43[4]	$100,000	$112,891
Total Financial		7,671,594
Consumer, Non-cyclical - 1.6%
Kaiser Foundation Hospitals
4.15% due 05/01/47	1,800,000	1,841,232
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,709,983
Valeant Pharmaceuticals
International, Inc.
6.50% due 03/15/22[4]	1,000,000	1,040,000
Avantor, Inc.
6.00% due 10/01/24[4]	1,000,000	1,000,000
Great Lakes Dredge & Dock
Corp.
8.00% due 05/15/22	250,000	260,000
WEX, Inc.
4.75% due 02/01/23[4]	250,000	251,719
ADT Corp.
6.25% due 10/15/21	200,000	212,375
Total Consumer, Non - cyclical		6,315,309
Communications - 1.4%
Level 3 Financing, Inc.
5.37% due 01/15/24	1,661,000	1,652,695
5.37% due 05/01/25	572,000	567,710
Sprint Communications, Inc.
7.00% due 03/01/20[4]	900,000	950,625
9.00% due 11/15/18[4]	56,000	58,100
DISH DBS Corp.
5.87% due 11/15/24	1,050,000	984,375
T-Mobile USA, Inc.
6.00% due 04/15/24[11]	500,000	520,000
MDC Partners, Inc.
6.50% due 05/01/24[4]	500,000	498,750
Zayo Group LLC / Zayo Capital,
Inc.
6.37% due 05/15/25	100,000	104,512
McGraw-Hill Global Education
Holdings LLC / McGraw-Hill
Global Education Finance
7.87% due 05/15/24[4]	100,000	96,750
CSC Holdings LLC
5.25% due 06/01/24	100,000	96,250
Total Communications		5,529,767
Energy - 1.2%
EQT Corp.
8.12% due 06/01/19[11]	1,200,000	1,274,269
4.87% due 11/15/21[11]	250,000	261,219
Comstock Resources, Inc.
10.00% due 03/15/20	1,100,000	1,138,500
Antero Resources Corp.
5.62% due 06/01/23[11]	600,000	615,000
5.37% due 11/01/21[11]	100,000	102,250
Husky Energy, Inc.
3.95% due 04/15/22[11]	250,000	255,506
4.00% due 04/15/24[11]	195,000	197,601
Sabine Pass Liquefaction LLC
5.62% due 02/01/21	300,000	316,084

	Face
	Amount	Value
CORPORATE BONDS†† - 7.2% (continued)
Energy - 1.2%
(continued)
Buckeye Partners, LP
4.35% due 10/15/24	$250,000	$251,670
Cheniere Corpus Christi
Holdings LLC
7.00% due 06/30/24	100,000	111,900
DCP Midstream Operating, LP
5.35% due 03/15/20[4]	100,000	102,500
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[5,6]	651,500	85,020
Total Energy		4,711,519
Consumer, Cyclical - 0.7%
Mattel, Inc.
6.75% due 12/31/25[4]	1,575,000	1,602,563
Titan International, Inc.
6.50% due 11/30/23[4]	850,000	867,000
WMG Acquisition Corp.
6.75% due 04/15/22[4]	200,000	207,500
Total Consumer, Cyclical		2,677,063
Industrial - 0.2%
Dynagas LNG Partners Limited
Partnership / Dynagas Finance,
Inc.
6.25% due 10/30/19	800,000	802,000
Basic Materials - 0.1%
GCP Applied Technologies, Inc.
9.50% due 02/01/23[4]	500,000	548,125
Mirabela Nickel Ltd.
9.50% due 06/24/19[5,7]	96,316	20,226
Total Basic Materials		568,351
Technology - 0.1%
Infor US, Inc.
6.50% due 05/15/22	200,000	204,500
Total Corporate Bonds
(Cost $27,672,835)		28,480,103
ASSET - BACKED SECURITIES†† - 4.2%
Collateralized Loan
Obligations - 3.9%
Jamestown CLO VI Ltd.
2015-6A, 7.13% (3 Month
USD LIBOR + 5.25%) due
02/20/27[3,4]	1,250,000	1,150,109
FDF I Ltd.
2015-1A, 7.50% due
11/12/30[4]	1,000,000	1,004,801
Saranac CLO III Ltd.
2014-3A, 5.30% (3 Month
LIBOR + 3.65%) due
06/22/25[3,4]	1,000,000	1,003,433
Betony CLO Ltd.
2015-1A, 7.07% (3 Month
USD LIBOR + 5.35%) due
04/15/27[3,4]	1,000,000	995,693
Venture XX CLO Ltd.
2015-20A, 8.02% (3 Month
USD LIBOR + 6.30%) due
04/15/27[3,4]	900,000	838,662

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
ASSET - BACKED SECURITIES†† - 4.2% (continued)
Collateralized Loan
Obligations - 3.9%
(continued)
KVK CLO Ltd.
2014-2A, 6.47% (3 Month
USD LIBOR + 4.75%) due
07/15/26[3,4]	$300,000	$286,727
2013-2A, 5.37% (3 Month
USD LIBOR + 3.65%) due
01/15/26[3,4]	250,000	250,444
2015-1A, 7.64% (3 Month
USD LIBOR + 5.75%) due
05/20/27[3,4]	250,000	248,022
Cent CLO Ltd.
2014-21A, 5.26% (3 Month
USD LIBOR +3.50%) due
07/27/26[3,4]	600,000	603,049
Eaton Vance CLO Ltd.
2014-1A, 6.75% (3 Month
USD LIBOR + 5.03%) due
07/15/26[3,4]	600,000	590,127
OHA Credit Partners VIII Ltd.
2013-8A, 6.14% (3 Month
USD LIBOR + 4.40%) due
04/20/25[3,4]	275,000	274,930
2013-8A, 5.24% (3 Month
USD LIBOR + 3.50%) due
04/20/253[3,4]	250,000	250,078
Galaxy XVI CLO Ltd.
2013-16A, 5.19% (3 Month
USD LIBOR + 3.35%) due
11/16/25[3,4]	500,000	502,137
Ocean Trails CLO V
2014-5A, 7.07% (3 Month
USD LIBOR + 5.35%) due
10/13/26[3,4]	500,000	500,022
WhiteHorse X Ltd.
2015-10A, 7.03% (3 Month
USD LIBOR + 5.30%) due
04/17/27[3,4]	500,000	483,455
Avery Point IV CLO Ltd.
2014-1A, 5.91% (3 Month
USD LIBOR + 4.60%) due
04/25/26[3,4]	500,000	480,988
WhiteHorse VIII Ltd.
2014-1A, 6.32% (3 Month
USD LIBOR + 4.55%) due
05/01/26[3,4]	500,000	477,715
NewMark Capital Funding CLO
Ltd.
2014-2A, 6.49% (3 Month
USD LIBOR + 4.80%) due
06/30/26[3,4]	500,000	470,351
Flatiron CLO Ltd.
2013-1A, 7.08% (3 Month
USD LIBOR +5.35%) due
01/17/26[3,4]	400,000	366,125
TICP CLO I Ltd.
2014-1A, 6.25% (3 Month
USD LIBOR + 4.50%) due
04/26/26[3,4]	300,000	297,436

	Face
	Amount	Value
ASSET - BACKED SECURITIES†† - 4.2% (continued)
Collateralized Loan
Obligations - 3.9%
(continued)
Regatta IV Funding Ltd.
2014-1A, 6.69% (3 Month
USD LIBOR +4.95%) due
07/25/26[3,4]	$300,000	$294,740
Pinnacle Park CLO Ltd.
2014-1A, 7.27% (3 Month
USD LIBOR + 5.55%) due
04/15/26[3,4]	300,000	276,095
Octagon Investment Partners
XXI Ltd.
2014-1A, 8.43% (3 Month
USD LIBOR + 6.60%) due
11/14/26[3,4]	250,000	252,238
Staniford Street CLO Ltd.
2014-1A, 5.08% (3 Month
USD LIBOR + 3.50%) due
06/15/25[3,4]	250,000	249,968
Octagon Investment Partners
XX Ltd.
2014-1A, 7.06% (3 Month
USD LIBOR + 5.25%) due
08/12/26[3,4]	250,000	248,112
Mountain Hawk II CLO Ltd.
2013-2A, 4.89% (3 Month
USD LIBOR + 3.15%) due
07/22/24[3,4]	250,000	245,931
Adams Mill CLO Ltd.
2014-1A, 6.72% (3 Month
USD LIBOR + 5.50%) due
07/15/26[3,4]	250,000	245,903
AIMCO CLO
2014-AA, 6.55% (3 Month
USD LIBOR + 5.25%) due
07/20/26[3,4]	250,000	244,860
Jamestown CLO III Ltd.
2013-3A, 6.32% (3 Month
USD LIBOR + 4.60%) due
01/15/26[3,4]	250,000	244,375
Washington Mill CLO Ltd.
2014-1A, 6.59% (3 Month
USD LIBOR + 4.85%) due
04/20/26[3,4]	250,000	243,516
Ballyrock CLO LLC
2014-1A, 6.74% (3 Month
USD LIBOR + 5.00%) due
10/20/26[3,4]	250,000	242,992
Jamestown CLO V Ltd.
2014-5A, 6.83% (3 Month
USD LIBOR + 5.10%) due
01/17/27[3,4]	250,000	242,917
BNPP IP CLO Ltd.
2014-2A, 7.01% (3 Month
USD LIBOR + 5.25%) due
10/30/25[3,4]	250,000	242,030
Harbourview CLO VII Ltd.
2014-7A, 7.01% (3 Month
USD LIBOR + 5.13%) due
11/18/26[3,4]	250,000	238,886

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
ASSET - BACKED SECURITIES†† - 4.2% (continued)
Collateralized Loan
Obligations - 3.9%
(continued)
Avery Point V CLO Ltd.
2014-5A, 6.20% (3 Month
USD LIBOR + 4.90%) due
07/17/26[3,4]	$250,000	$236,830
Carlyle Global Market
Strategies CLO Ltd.
2012-3A, due 10/04/24[4,8,11]	250,000	199,403
WhiteHorse VII Ltd.
2013-1A, 6.74% (3 Month
USD LIBOR + 4.80%) due
11/24/25[3,4]	200,000	198,971
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[4,8,11]	250,000	137,396
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[4,8]	115,385	102,316
West CLO Ltd.
2013-1A, due 11/07/25[4,8]	250,000	98,610
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[4,8]	250,000	7,881
Total Collateralized Loan
Obligations		15,568,274
Collateralized Debt
Obligations - 0.3%
N-Star REL CDO VIII Ltd.
2006-8A, 1.59% (1 Month
USD LIBOR + 0.36%) due
02/01/41[3,4,11]	798,688	793,384
Highland Park CDO I Ltd.
2006-1A, 2.34% (3 Month
USD LIBOR + 0.40%) due
11/25/51[3,6]	95,915	93,118
Pasadena CDO Ltd.
2002-1A, 2.47% (3 Month
USD LIBOR + 0.85%) due
06/19/37[3,4]	70,404	70,355
Diversified Asset Securitization
Holdings II, LP
2000-1X, 2.07% (3 Month
USD LIBOR + 0.49%) due
09/15/35[3]	3,725	3,717
Total Collateralized Debt
Obligations		960,574
Whole Business - 0.0%
Icon Brand Holdings LLC
2012-1A, 4.22% due
01/25/43[4]	156,818	146,336
Transport - Aircraft - 0.0%
Raspro Trust
2005-1A, 2.02% due
03/23/24[4,11]	31,743	31,284
Total Asset - Backed Securities
(Cost $13,953,451)		16,706,468

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 3.2%
Technology - 1.4%
EIG Investors Corp.
5.95% (3 Month USD LIBOR +
4.00%) and (1 Month USD
LIBOR 4.00%) due
02/09/23[9]	$2,365,284	$2,377,962
TIBCO Software, Inc.
5.15% (1 Month USD LIBOR +
3.50%) due 12/04/20	679,122	680,535
Advanced Computer Software
7.37% (3 Month USD LIBOR +
5.50%) due 03/18/22	483,455	483,455
Lytx, Inc.
8.44% (1 Month USD LIBOR +
6.75%) due 08/31/23†††,1	472,500	461,784
Aspect Software, Inc.
12.15% (1 Month USD LIBOR
+ 10.50%) due 05/25/20[2]	429,427	428,354
Misys Ltd.
5.48% (3 Month USD LIBOR +
3.50%) due 06/13/24	348,250	347,996
First Data Corp.
3.87% (1 Month USD LIBOR +
2.25%) due 04/26/24	233,089	233,478
Quorum Business Solutions
6.52% (3 Month USD LIBOR +
4.75%) due 08/07/21	205,088	202,524
Jaggaer
5.65% (1 Month USD LIBOR +
4.00%) due 12/28/24	150,000	149,625
Total Technology		5,365,713
Consumer, Cyclical - 0.6%
Accuride Corp.
6.94% (3 Month USD LIBOR +
5.25%) due 11/17/23	616,974	627,771
Sears Roebuck Acceptance
Corp.
6.08% (1 Month USD LIBOR +
4.50%) due 01/20/19	446,409	443,990
LA Fitness International LLC
5.19% (3 Month USD LIBOR +
3.50%) due 07/01/20	361,657	$365,093
Truck Hero, Inc.
5.64% (3 Month USD LIBOR +
4.00%) due 04/22/24	318,575	320,069
Toys 'R' US, Inc.
8.40% (1 Month USD LIBOR +
6.75%) due 01/18/19	325,000	317,281
Neiman Marcus Group, Inc.
4.83% (1 Month USD LIBOR +
3.25%) due 10/25/20	240,602	203,558
MX Holdings US, Inc.
4.15% (1 Month USD LIBOR +
2.50%) due 08/14/23	146,284	146,466

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 3.2%
(continued)
Consumer, Cyclical -
0.6% (continued)
LegalZoom.com, Inc.
6.09% (1 Month USD LIBOR +
4.50%) due 11/21/24	$100,000	$100,500
Total Consumer, Cyclical		2,524,728
Communications - 0.4%
TVC Albany, Inc.
5.69% (3 Month USD LIBOR +
4.00%) due 09/18/24	565,134	567,960
McGraw-Hill Global Education
Holdings LLC
5.65% (1 Month USD LIBOR +
4.00%) due 05/04/22	348,360	342,946
Market Track LLC
5.94% (3 Month USD LIBOR +
4.25%) and (Commercial
Prime Lending Rate +
3.25%) due 06/05/24[9]	248,750	248,128
Houghton Mifflin Co.
4.65% (1 Month USD LIBOR +
3.00%) due 05/28/21	247,840	232,865
Total Communications		1,391,899
Consumer, Non-cyclical - 0.3%
Springs Industries, Inc.
8.15% (1 Month USD LIBOR +
6.50%) due 06/01/21†††,1	492,500	492,500
BCPE Eagle Buyer LLC
5.98% (3 Month USD LIBOR +
4.25%) and (1 Month USD
LIBOR + 4.25%) due
03/18/24[9]	299,246	296,254
American Tire Distributors, Inc.
5.90% (1 Month USD LIBOR +
4.25%) due 09/01/21	289,654	293,034
Certara, Inc.
5.69% (3 Month USD LIBOR +
4.00%) due 08/15/24	163,125	164,756
Targus Group International, Inc.
15.00% (Commercial Prime
Lending Rate + 10.50%)
due 05/24/16†††,1,2,3,5,7	213,492	–
Total Consumer, Non-cyclical		1,246,544
Industrial - 0.2%
TransDigm Group, Inc.
4.41% (3 Month USD LIBOR +
2.75%) and (1 Month USD
LIBOR + 2.75%) due
06/09/23[9]	482,541	485,277

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS ††,3 - 3.2%
(continued)
Industrial - 0.2%
(continued)
Imagine Print Solutions LLC
6.45% (3 Month USD LIBOR +
4.75%) due 06/21/22	$198,500	$187,582
SI Organization
6.44% (3 Month USD LIBOR +
4.75%) due 11/23/19	169,675	170,312
NaNa Development Corp.
8.37% (3 Month USD LIBOR +
6.75%) due 03/15/18†††,1	15,123	14,972
Total Industrial		858,143
Utilities - 0.1%
MRP Generation Holding
8.69% (3 Month USD LIBOR +
7.00%) due 10/18/22	296,250	285,881
Bhi Investments LLC
6.19% (3 Month USD LIBOR +
4.50%) due 08/28/24	199,500	197,505
Total Utilities		483,386
Financial - 0.1%
Jane Street Group LLC
5.37% (3 Month USD LIBOR +
4.50%) due 08/25/22	395,000	396,604
Basic Materials - 0.1%
GrafTech Finance, Inc.
5.08% (3 Month USD LIBOR +
3.50%) due 02/12/25	200,000	199,750
Energy - 0.0%
PSS Companies
6.34% (3 Month USD LIBOR +
4.50%) due 01/28/20	192,353	185,621
Total Senior Floating Rate Interests
(Cost $12,694,098)		12,652,388
Total Investments - 124.1%
(Cost $433,354,932)	$ 491,118,523
Other Assets & Liabilities, net - (24.1)%	(95,288,924)
Total Net Assets - 100.0%	$ 395,829,599

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

		Floating
		Rate	Floating		Payment	Maturity	Notional	Market	Unrealized
Counterparty	Exchange	Type	Rate Index	Fixed Rate	Frequency	Date	Amount	Value	Gain
Bank of America			3 Month
Merrill Lynch	CME	Receive	LIBOR	1.64%	Quarterly	10/16/19	$(57,000,000)	$730,717	$730,717
Bank of America			3 Month
Merrill Lynch	CME	Receive	LIBOR	1.46%	Quarterly	10/17/19	(25,000,000)	395,138	395,138
									$1,125,855

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $1,055,607, (cost $1,437,220) or 0.3% of total net assets.
2	Affiliated issuer.
3	Variable rate security. Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $31,504,859 (cost $28,993,509), or
8.0% of total net assets.
5	Security is in default of interest and/or principal obligations.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $178,138 (cost $587,621), or less than 0.1% of total net assets — See Note 6.
7	Payment-in-kind security.
8	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
9	The effective rate shown is based on a weighted average of the underlying reference rates and spread amounts listed.
10	Taxable municipal bond issued as part of the Build America Bond program.
11	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of February 28, 2018, the total value of securities segregated was $251,241,628.

CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate

See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Trust's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):
		Level 2		Level 3
		Significant		Significant
	Level 1	Observable	Level 2 -	Unobservable
Investments in Securities (Assets)	Quoted Prices	Inputs	Other*	Inputs	Total
Asset Backed Securities	$—	$16,706,468	$—	$—	$16,706,468
Common Stocks	202,709	19,878	—	86,351	308,938
Corporate Bonds	—	28,480,103	—	—	28,480,103
Interest Rate Swap Agreements	—	—	1,125,855	—	1,125,855
Municipal Bonds	—	432,970,626	—	—	432,970,626
Senior Floating Rate Interests	—	11,683,132	—	969,256	12,652,388
Total Assets	$202,709	$489,860,207	$1,125,855	$1,055,607	$492,244,378

		Level 2		Level 3
		Significant		Significant
	Level 1	Observable	Level 2 -	Unobservable
Investments in Securities (Liabilities)	Quoted Prices	Inputs	Other*	Inputs	Total
Unfunded Loan Commitments	$—	$—	$—	$193,441	$193,441

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Please refer to the Schedule of Investments for a breakdown of investment type by industry category.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $57,854,111 are categorized as Level 2 within the disclosure hierarchy.
The following is a summary of the significant unobservable input used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:
Category	Ending Balance at February 28, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Common Stocks	$86,351	Enterprise Value	Valuation Multiple	7.9x - 8.9x	8.4x
Senior Floating Rate Interests	492,500	Model Price	Market Comparable Yields	5.6%	—
Senior Floating Rate Interests	461,784	Yield Analysis	Yield	9.0%	—
Senior Floating Rate Interests	14,972	Model Price	Purchase Price	—	—
Total Assets	$1,055,607
Liabilities:
Unfunded Loan Commitments	$193,441	Model Price	Purchase Price	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2018, the Trust had securities with a total value of $14,972 transfer out of level 2 into level 3 due to changes in the securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2018:
		Assets			Liabilities
	Senior Floating Rate Interests	Corporate Bonds	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,542,188	$-	$159,631	$3,701,819	$(67,375)
Purchases/Receipts	466,627	-	-	$466,627	(225,008)
Sales, maturities and paydowns/Fundings	(3,007,162)	-	(1,398)	$(3,008,560)	-
Total realized gains or losses included in earnings	(39,756)	(19)	(124,088)	$(163,863)	-
Total change in unrealized gains or losses included in earnings	(7,613)	19	52,206	$44,612	98,942
Transfers into Level 3	14,972	-	-	$14,972	-
Transfers out of Level 3	-	-	-	$-	-
Ending Balance	$969,256	$-	$86,351	$1,055,607	$(193,441)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2018	$1,609	$-	$(72,401)	$(70,792)	$98,942
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.
Transactions during the period ended February 28, 2018, in which the portfolio company is an "affiliated person", were as follows:

	Value			Realized	Change in	Value	Shares/ Par	Investment	Capital Gain
Security Name	05/31/17	Additions	Reductions	Gain	Unrealized	02/28/18	02/28/18	Income	Distributions
Common Stocks
Aspect Software Parent,									$–
Inc.[1,2]	$93,943	$–	$–	$–	$(63,131)	$30,812	6,275	$–
Aspect Software Parent,									–
Inc.[1,2]	38,040	–	–	–	(25,564)	12,476	2,541	–
Targus Group International
Equity, Inc.[1,2]	27,623	–	(1,397)	545	16,292	43,063	17,838	–	–
Senior Floating Rate Interests
Aspect Software, Inc.,
12.15% (1 Month
USD LIBOR + 10.50%)
due 05/25/20	436,698	–	(8,365)	–	21	428,354	429,427	37,681	–
Targus Group International
Equity, Inc., 15.00%
due 12/31/19	88,167	4,655	(97,938)	–	5,116	–	–	264
Targus Group International,
Inc., 15.00%
(Commercial Prime
Lending Rate +
10.50%) due
05/24/16[2,3,4,5]	–	–	–	–	–	–	213,492	–	–
	$684,471	$4,655	$(107,700)	$545	$(67,266)	$514,705		$37,945	$–

[1]	Non-income producing security.
[2]	Security was fair valued by the Valuation Committee at February 28, 2018.
[3]	Security is in default of interest and/or principal obligations.
[4]	Payment-in-kind security.
[5]
Variable rate security. Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Taxable Municipal Managed Duration Trust (the "Trust") (formerly known as Guggenheim Build America Bonds Managed Duration Trust) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust's primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust's investment objectives are considered fundamental and may not be changed without shareholder approval.

Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Adviser") provides advisory services. Guggenheim Funds Distributors, LLC ("GFD") acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuation of Investments
The Board of Trustees of the Trust (the "Board") has adopted policies and procedures for the valuation of the Trust's investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust's securities and/or other assets.

Valuations of the Trust's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trusts officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The value of interest rate swap agreements entered into by a Trust are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day's Chicago Mercantile Exchange ("CME") price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and GFIA are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Note 2 – Financial Instruments
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust's financial position and results of operations.

For any Trust whose investment strategy consistently involves applying leverage, the value of the Trust's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Trust's use of leverage, through borrowings or instruments such as derivatives, may cause the Trust to be more volatile and riskier than if they had not been leveraged.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Trust utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Trusts utilizing interest rate swaps, the exchange bears the risk loss. Additionally, there is no guarantee that a Trust or an underlying Trust could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Interest rate swaps involve the exchange by the Trust with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

In conjunction with the use of derivative instruments, the Trust is required to maintain collateral in various forms. The Trust uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Trust.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust's investments. When values are not available from a pricing service, they may be computed by the Trust's investment adviser or an affiliate.  In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust's assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Trust's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Trust from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Trust's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$433,415,252	$60,277,540	$(1,448,414)	$58,829,126

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of February 28, 2018. The Trust is obligated to fund these loan commitments at the borrower's discretion.

The unfunded loan commitments as of February 28, 2018, were as follows:

Borrower	Maturity Date	Face Amount	Value
Lytx, Inc.	08/31/22	$26,316	$2,963
Solera LLC	03/03/21	2,250,000	190,478
		$2,276,316	$193,441

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Highland Park CDO I Ltd.
2006-1A, 2.34% (3 Month USD LIBOR + 0.40%) due 11/25/51[1]	04/14/15	$71,066	$93,118
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[2]	01/08/14	516,555	85,020
		$587,621	$178,138

[1]
Variable rate security. Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security is in default of interest and/or principal obligations.

Other Information (Unaudited)	February 28, 2018

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust's registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust

By:          /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date:       4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Brian E. Binder
              Brian E. Binder
    President and Chief Executive Officer

Date:     4/30/18

By:       /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:    4/30/18